EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	€ 221	€ 1,605	€ (463)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	221	1,605	(463)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	22,109	17,149	(56,855)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(48,393)	75,749	(7,275)
(Losses)/Gains on cash flow hedging instruments	(26,284)	92,898	(64,130)
Exchange differences on translating foreign operations	(6,323)	9,798	14,229
Total items that may be reclassified to the consolidated income statement in subsequent periods	(32,607)	102,696	(49,901)
Total other comprehensive (loss)/income	(32,386)	104,301	(50,364)
Related tax impact	6,351	(25,002)	18,070
Total other comprehensive (loss)/income, net of tax	(26,035)	79,299	(32,294)
Proportionate share of remeasurement of defined benefit plans and other movements	(24)
FFS
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans			€ (83)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Proportionate share of remeasurement of defined benefit plans and other movements	€ (30)	€ (15)
Ownership interest (percent)	49.90%